Income Taxes - Tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Earnings (loss) before income taxes and non-controlling interest	$ (103,855)	$ (39,531)
Combined federal and provincial tax rate	26.90%	26.90%
Computed income tax expense (recovery)	$ (27,937)	$ (10,634)
Increase Decrease In Taxes Abstract
Difference between Canadian rates and rates applicable to subsidiaries in other countries	28,690	42,028
Change in unrecognized deferred tax assets	22,068	(7,766)
Share-based compensation plans	0	398
Income in equity-accounted investee	(24,481)	(12,155)
Change in legislation	0	(1,978)
Change in uncertain tax positions	1,099	2,455
Other permanent differences	(640)	1,318
Income tax expense (recovery)	$ (1,201)	$ 13,666